Inventories (Details) - Schedule of Inventories - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 2,618,406	$ 3,274,744
Work-in-progress	1,613,781	1,399,074
Finished goods	820,949	2,050,597
Inventories	$ 5,053,136	$ 6,724,415